S-K 1602(a)(3) Forepart, Sponsor Compensation	Sep. 30, 2026 USD ($) $ / shares shares
Class B Ordinary Shares [Member]
SPAC Offering Forepart, Sponsor Compensation [Line Items]
Securities Issued or to be Issued, Shares	5,750,000
Price Paid or to be Paid for Securities, Total Amount (in Dollars) | $	$ 25,000
Price Paid or to be Paid for Securities, Per Share (in Dollars per share) | $ / shares	$ 0.0043
Over-Allotment Option [Member]
SPAC Offering Forepart, Sponsor Compensation [Line Items]
Securities Issued or to be Issued, Shares	750,000